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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:           March 31

Date of reporting period:         June 30, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Money Market Fund

The schedules are not audited.

Voya Money Market Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
Asset Backed Commercial Paper: 7.3%
3,000,000		Barton Capital LLC, 0.132%,due 07/02/15	$2,999,989	1.2
1,350,000		Barton Capital LLC, 0.216%,due 08/06/15	1,349,730	0.6
3,750,000	#	Barton Capital LLC, 0.265%,due 07/16/15	3,750,000	1.5
1,000,000		Concord Minutemen Capital Co., 0.132%,due 07/15/15	999,950	0.4
4,000,000		Concord Minutemen Capital Co., 0.238%,due 07/06/15	3,999,869	1.6
500,000		Crown Point Capital Co., 0.142%,due 07/08/15	499,985	0.2
2,000,000		Crown Point Capital Co., 0.184%,due 07/06/15	1,999,948	0.8
2,200,000	#	Old Line Funding LLC, 0.305%,due 07/20/15	2,200,000	0.9
325,000		Old Line Funding LLC, 0.305%,due 09/03/15	324,827	0.1
		Total Asset Backed Commercial Paper
		(Cost $18,124,298)	18,124,298	7.3

Certificates of Deposit: 24.7%
3,750,000		Bank of Tokyo - Mitsubishi UFJ NY, 0.250%,due 08/05/15	3,750,182	1.5
2,150,000	#	Barton Capital LLC, 0.214%,due 07/15/15	2,150,000	0.9
500,000		Mitsubishi UFJ Trust and Banking NY, 0.250%,due 07/08/15	500,000	0.2
5,000,000		Mizuho Bank Ltd./NY, 0.250%,due 08/03/15	5,000,229	2.0
600,000		Mizuho Bank Ltd./NY, 0.270%,due 07/21/15	600,030	0.3
4,600,000		Mizuho Bank Ltd./NY, 0.270%,due 07/31/15	4,600,230	1.9
2,000,000		Nordea Bank Finland NY, 0.185%,due 07/07/15	2,000,012	0.8
5,500,000		Nordea Bank Finland NY, 0.214%,due 07/15/15	5,500,000	2.2
5,000,000		Royal Bank of Canada NY, 0.326%,due 07/15/15	5,000,000	2.0
5,750,000		Skandinav Enskilda Bank NY, 0.250%,due 07/02/15	5,750,014	2.3
1,000,000		Skandinav Enskilda Bank NY, 0.270%,due 08/05/15	1,000,068	0.4
2,700,000		Skandinaviska Enskilda Banken AB, 0.122%,due 07/07/15	2,699,946	1.1
5,600,000		Sumitomo Mitsui Bank NY, 0.160%,due 07/06/15	5,600,000	2.3
4,000,000		Sumitomo Mitsui Bank NY, 0.180%,due 07/06/15	4,000,000	1.6
500,000		Sumitomo Mitsui Bank NY, 0.250%,due 07/22/15	500,014	0.2
500,000		Svenska Handelsbanken NY, 0.190%,due 07/01/15	500,000	0.2
350,000		Svenska Handelsbanken NY, 0.205%,due 08/06/15	350,016	0.1
250,000		Svenska Handelsbanken NY, 0.240%,due 08/25/15	249,977	0.1
9,250,000	#	Thunder Bay Funding LLC, 0.288%,due 07/13/15	9,250,000	3.7
2,300,000		UBS AG Stamford CT, 0.345%,due 07/07/15	2,300,013	0.9
		Total Certificates of Deposit
		(Cost $61,300,731)	61,300,731	24.7

Financial Company Commercial Paper: 21.9%
5,000,000	#	Australia & New Zealand Banking Group Ltd., 0.338%,due 07/20/15	5,000,000	2.0
5,550,000		Bank of Tokyo - Mitsubishi UFJ NY, 0.167%,due 07/01/15	5,550,000	2.2
4,500,000		Concord Minutemen Capital Co., 0.325%,due 07/01/15	4,500,000	1.8
6,950,000		Credit Suisse New York, 0.260%,due 07/02/15	6,949,954	2.8
7,000,000		Crown Point Capital Co., 0.325%,due 07/01/15	7,000,000	2.8
3,600,000		Jupiter Securitization Company LLC, 0.183%,due 07/06/15	3,599,912	1.5
1,450,000		Nordea Bank AB, 0.203%,due 07/06/15	1,449,963	0.6
7,000,000		Old Line Funding LLC, 0.264%,due 07/07/15	6,999,697	2.8
3,400,000		PNC Bank NA, 0.203%,due 07/01/15	3,400,000	1.4
400,000		PNC Bank NA, 0.223%,due 08/03/15	399,919	0.2
1,000,000		Societe Generale, 0.188%,due 07/13/15	999,938	0.4
8,050,000		Societe Generale, 0.204%,due 08/03/15	8,048,533	3.3
300,000		UBS Finance Delaware LLC, 0.203%,due 08/03/15	299,945	0.1
		Total Financial Company Commercial Paper
		(Cost $54,197,861)	54,197,861	21.9

Government Agency Debt: 11.6%
3,610,000		Federal Home Loan Bank Discount Notes, 0.066%,due 08/14/15	3,609,715	1.5
5,520,000		Federal Home Loan Bank Discount Notes, 0.066%,due 08/19/15	5,519,506	2.2
5,490,000		Federal Home Loan Bank Discount Notes, 0.067%,due 08/21/15	5,489,487	2.2
4,850,000		Federal Home Loan Bank Discount Notes, 0.071%,due 08/12/15	4,849,602	2.0
2,500,000		Federal Home Loan Bank Discount Notes, 0.081%,due 08/26/15	2,499,704	1.0

Voya Money Market Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
Government Agency Debt: (continued)
500,000		Federal Home Loan Bank Discount Notes, 0.101%,due 07/29/15	$499,961	0.2
5,660,000		Freddie Mac Discount Notes, 0.051%,due 08/06/15	5,659,717	2.3
581,000		Freddie Mac Discount Notes, 0.071%,due 09/17/15	580,912	0.2
		Total Government Agency Debt
		(Cost $28,708,604)	28,708,604	11.6

Government Agency Repurchase Agreement: 1.0%
2,417,000		Morgan Stanley Repurchase Agreement dated 6/30/2015, 0.07%, due 7/01/15, $2,417,005 to be received upon repurchase (Collateralized by $2,490,067, Various US Gov Agency Oblig, 0.0-3.40%, Market Value plus accrued interest $2,465,340 due 2/1/2019-7/17/37)	2,417,000	1.0

		Total Government Agency Repurchase Agreement
		(Cost $2,417,000)	2,417,000	1.0

Investment Companies: 7.3%
9,000,000		BlackRock Liquidity Funds, TempCash, Institutional, 0.088%,due 07/01/15	9,000,000	3.6
9,029,000		BlackRock Liquidity Funds, TempFund, Institutional, 0.084%,due 07/01/15	9,029,000	3.7
		Total Investment Companies
		(Cost $18,029,000)	18,029,000	7.3

Other Commercial Paper: 2.6%
991,000		Cargill, Inc., 0.112%,due 07/06/15	990,985	0.4
1,141,000		KFW, 0.112%,due 07/06/15	1,140,983	0.5
4,350,000		Travelers Companies, Inc., 0.071%,due 07/01/15	4,350,000	1.7
		Total Other Commercial Paper
		(Cost $6,481,968)	6,481,968	2.6

Other Note: 14.3%
500,000		General Electric Capital Corp., 0.474%,due 07/10/15	500,546	0.2
170,000		General Electric Capital Corp., 0.874%,due 07/08/15	170,465	0.1
5,150,000		JPMorgan Chase Bank NA, 0.356%,due 07/22/15	5,150,244	2.1
1,000,000		Royal Bank of Canada, 0.649%,due 09/10/15	1,002,354	0.4
4,750,000		Svenska Handelsbanken AB, 0.386%,due 07/07/15	4,750,000	1.9
750,000	#	Svenska Handelsbanken AB, 0.456%,due 07/06/15	750,000	0.3
3,600,000	#	Toronto-Dominion Bank, 2.200%,due 07/29/15	3,605,297	1.4
3,000,000		Toyota Motor Credit Corp., 0.302%,due 09/14/15	3,000,000	1.2
150,000		Toyota Motor Credit Corp., 0.566%,due 08/17/15	150,365	0.1
500,000		US Bank NA/Cincinnati OH, 0.396%,due 07/22/15	500,265	0.2
300,000		Wal-Mart Stores, Inc., 4.500%,due 07/01/15	300,000	0.1
6,100,000		Wells Fargo Bank NA, 0.380%,due 09/24/15	6,100,000	2.5
6,000,000	#	Westpac Banking Corp., 1.375%,due 07/17/15	6,002,932	2.4
3,500,000		Westpac Banking Corp, 0.533%,due 07/28/15	3,500,000	1.4
		Total Other Note
		(Cost $35,482,468)	35,482,468	14.3

Treasury Debt: 8.6%
21,212,000		United States Treasury Bill, 0.065%,due 12/24/15	21,204,996	8.6

		Total Treasury Debt
		(Cost $21,204,996)	21,204,996	8.6

		Total Investments in Securities (Cost $245,946,926)	$245,946,926	99.3
		Assets in Excess of Other Liabilities	1,767,902	0.7
		Net Assets	$247,714,828	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is the same as for financial statement purposes.

Voya Money Market Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Other Note	$–	$35,482,468	$–	$35,482,468
Government Agency Debt	–	28,708,604	–	28,708,604
Government Agency Repurchase Agreement	–	2,417,000	–	2,417,000
Treasury Debt	–	21,204,996	–	21,204,996
Other Commercial Paper	–	6,481,968	–	6,481,968
Certificates of Deposit	–	61,300,731	–	61,300,731
Financial Company Commercial Paper	–	54,197,861	–	54,197,861
Investment Companies	18,029,000	–	–	18,029,000
Asset Backed Commercial Paper	–	18,124,298	–	18,124,298
Total Investments, at fair value	$18,029,000	$227,917,926	$–	$245,946,926

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 27, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 27, 2015